Schedule of Investments (unaudited) April 30, 2019	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.2%
AGL Energy Ltd.	134,554	$2,105,311
Alumina Ltd.	1,876,908	2,959,179
Amcor Ltd./Australia	288,477	3,254,804
AMP Ltd.	1,068,850	1,707,744
APA Group	337,667	2,286,356
Aristocrat Leisure Ltd.	156,891	2,879,956
ASX Ltd.	166,847	8,748,929
Aurizon Holdings Ltd.	1,211,025	4,057,329
AusNet Services	1,802,439	2,251,848
Australia & New Zealand Banking Group Ltd.	563,940	10,796,475
Bendigo & Adelaide Bank Ltd.	386,082	2,798,962
BHP Group Ltd.	563,940	14,845,154
BHP Group PLC	487,302	11,494,599
BlueScope Steel Ltd.	247,266	2,340,814
Boral Ltd.	529,236	1,806,639
Brambles Ltd.	646,362	5,482,051
Coca-Cola Amatil Ltd.	309,444	1,916,659
Coles Group Ltd.(a)	281,970	2,502,639
Commonwealth Bank of Australia	368,730	19,340,225
CSL Ltd.	106,591	14,897,533
Dexus	266,064	2,340,865
Fortescue Metals Group Ltd.	495,255	2,492,385
Goodman Group	294,261	2,725,642
GPT Group (The)	413,920	1,669,365
Incitec Pivot Ltd.	917,487	2,176,256
James Hardie Industries PLC	201,114	2,729,163
Lendlease Group	172,074	1,610,820
Macquarie Group Ltd.	74,469	7,060,303
Medibank Pvt Ltd.	1,515,408	3,050,533
Mirvac Group	1,020,153	2,032,039
National Australia Bank Ltd.	501,039	8,939,839
Newcrest Mining Ltd.	189,426	3,334,521
Orica Ltd.	216,900	2,839,571
Origin Energy Ltd.	522,729	2,711,592
QBE Insurance Group Ltd.	360,777	3,283,353
Rio Tinto Ltd.	72,300	4,853,223
Santos Ltd.	573,317	2,901,375
Scentre Group	545,142	1,465,727
Seek Ltd.	227,022	2,909,766
South32 Ltd.	1,170,537	2,751,768
Stockland	571,170	1,515,608
Suncorp Group Ltd.	468,612	4,376,879
Sydney Airport	835,788	4,482,613
Telstra Corp. Ltd.	1,345,503	3,200,970
Transurban Group	511,161	4,835,453
Treasury Wine Estates Ltd.	240,428	2,910,675
Vicinity Centres	1,663,623	2,974,191
Wesfarmers Ltd.	198,825	5,039,347
Westpac Banking Corp.	666,606	12,907,437
Woodside Petroleum Ltd.	161,229	4,016,094
Woolworths Group Ltd.	198,102	4,440,977

		233,051,556

Austria — 0.1%
Erste Group Bank AG	84,591	3,384,402
OMV AG	62,357	3,336,939
voestalpine AG	93,267	2,992,533

		9,713,874

Security	Shares	Value

Belgium — 0.3%
Ageas	93,990	$4,950,728
Anheuser-Busch InBev SA/NV	160,506	14,257,223
Groupe Bruxelles Lambert SA	61,023	5,828,069
KBC Group NV	52,056	3,851,553
UCB SA	50,610	4,011,143
Umicore SA	62,178	2,404,061

		35,302,777

Brazil — 0.5%
Ambev SA	939,995	4,395,035
B3 SA — Brasil, Bolsa, Balcao	650,700	5,674,662
Banco do Brasil SA	203,000	2,552,981
BR Malls Participacoes SA	650,748	2,026,226
BRF SA(a)	216,972	1,705,435
CCR SA	489,800	1,449,450
Centrais Eletricas Brasileiras SA	131,300	1,086,882
Cia. de Saneamento Basico do Estado de Sao Paulo	130,700	1,555,047
Cielo SA	433,846	843,464
Embraer SA	202,464	1,006,605
Hypera SA	506,100	3,597,521
JBS SA	506,100	2,532,870
Klabin SA	346,400	1,455,647
Kroton Educacional SA	489,800	1,208,908
Natura Cosmeticos SA	144,600	1,912,236
Petroleo Brasileiro SA	274,700	2,083,389
Rumo SA(a)	650,700	2,981,462
Suzano SA	169,513	1,747,782
TIM Participacoes SA	578,400	1,711,641
Ultrapar Participacoes SA	262,600	1,395,995
Vale SA	723,002	9,169,532

		52,092,770

Canada — 3.1%
Agnico Eagle Mines Ltd.	90,100	3,715,989
Alimentation Couche-Tard Inc., Class B	95,836	5,627,480
ARC Resources Ltd.	163,398	1,033,688
Bank of Montreal	122,187	9,611,826
Bank of Nova Scotia (The)	243,651	13,363,493
Barrick Gold Corp.	405,293	5,130,939
Bausch Health Companies Inc.(a)	71,577	1,646,292
BCE Inc.	153,276	6,829,738
Bombardier Inc., Class B(a)	684,959	1,166,039
Brookfield Asset Management Inc., Class A	200,271	9,616,045
Cameco Corp.	182,196	2,001,826
Canadian Imperial Bank of Commerce	73,023	6,123,792
Canadian National Railway Co.	153,276	14,179,055
Canadian Natural Resources Ltd.	261,003	7,803,703
Canadian Pacific Railway Ltd.	32,535	7,259,910
Canadian Tire Corp. Ltd., Class A, NVS	25,305	2,773,919
Canadian Utilities Ltd., Class A, NVS	158,337	4,346,852
Canopy Growth Corp.(a)(b)	55,671	2,800,518
CCL Industries Inc., Class B, NVS	100,497	4,269,554
Cenovus Energy Inc.	283,416	2,797,922
Constellation Software Inc./Canada	5,784	5,082,585
Dollarama Inc.	119,295	3,568,563
Enbridge Inc.	475,011	17,475,687
Encana Corp.	307,998	2,124,756
Fairfax Financial Holdings Ltd.	8,483	4,028,857
Finning International Inc.	113,511	2,029,393
First Quantum Minerals Ltd.	215,454	2,266,335
Fortis Inc./Canada	46,995	1,729,997

1

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Franco-Nevada Corp.	50,610	$3,611,399
Gildan Activewear Inc.	100,138	3,677,384
Husky Energy Inc.	242,928	2,625,761
Imperial Oil Ltd.	117,505	3,399,713
Kinross Gold Corp.(a)	553,818	1,753,839
Magna International Inc.	74,469	4,128,125
Manulife Financial Corp.	415,725	7,624,097
National Bank of Canada	46,850	2,222,693
Nutrien Ltd.	149,661	8,083,830
Open Text Corp.	112,065	4,290,327
Pembina Pipeline Corp.	172,074	6,127,226
Power Corp. of Canada	214,154	4,893,766
Restaurant Brands International Inc.	62,901	4,088,659
Rogers Communications Inc., Class B, NVS	99,051	4,966,540
Royal Bank of Canada	306,552	24,331,369
Saputo Inc.	87,232	2,970,635
Shaw Communications Inc., Class B, NVS	258,353	5,210,465
Shopify Inc., Class A(a)(b)	23,859	5,777,631
SNC-Lavalin Group Inc.	80,253	1,992,603
Sun Life Financial Inc.	123,633	5,115,531
Suncor Energy Inc.	383,913	12,608,739
Teck Resources Ltd., Class B	140,262	3,303,226
TELUS Corp.	241,482	8,855,417
Thomson Reuters Corp.	72,300	4,449,686
Toronto-Dominion Bank (The)	411,807	23,394,507
Tourmaline Oil Corp.	143,877	2,142,326
TransCanada Corp.	223,407	10,618,974
Waste Connections Inc.(b)	75,043	6,961,739
Wheaton Precious Metals Corp.	135,201	2,912,671

		332,543,631

Chile — 0.1%
Aguas Andinas SA, Class A	1,720,488	987,190
Banco de Chile	8,270,397	1,209,142
Banco de Credito e Inversiones SA	18,752	1,244,174
Banco Santander Chile	15,215,535	1,065,589
Cia. Cervecerias Unidas SA	89,383	1,230,910
Colbun SA	3,813,642	849,496
Empresas CMPC SA	605,493	2,030,960
Empresas COPEC SA	122,187	1,528,057
Enel Americas SA	5,586,747	976,908
Enel Chile SA	7,825,158	785,762
Itau CorpBanca	69,252,100	616,430
Latam Airlines Group SA	149,661	1,479,038
SACI Falabella	148,215	1,090,307

		15,093,963

China — 3.8%
51job Inc., ADR(a)	23,136	2,136,378
58.com Inc., ADR(a)(b)	39,765	2,854,729
AAC Technologies Holdings Inc.	298,000	1,925,791
Agricultural Bank of China Ltd., Class H	7,230,000	3,336,044
Alibaba Group Holding Ltd., ADR(a)(b)	300,045	55,679,351
Autohome Inc., ADR(a)	28,197	3,256,472
Baidu Inc., ADR(a)	66,516	11,056,955
Bank of China Ltd., Class H	20,672,000	9,854,600
Beijing Enterprises Water Group Ltd.	4,338,000	2,692,796
Brilliance China Automotive Holdings Ltd.	1,192,000	1,311,209
China Construction Bank Corp., Class H	21,854,260	19,304,309
China Evergrande Group(b)	596,000	1,910,597
China Gas Holdings Ltd.	692,800	2,229,740

Security	Shares	Value

China (continued)
China Huishan Dairy Holdings Co. Ltd.(a)(c)	813,015	$2,073
China Life Insurance Co. Ltd., Class H	2,169,000	6,137,584
China Mengniu Dairy Co. Ltd.	1,313,000	4,853,417
China Merchants Bank Co. Ltd., Class H	1,373,788	6,802,925
China Mobile Ltd.	1,446,000	13,777,309
China Overseas Land & Investment Ltd.	1,192,000	4,459,326
China Pacific Insurance Group Co. Ltd., Class H	1,012,200	4,147,938
China Petroleum & Chemical Corp., Class H	7,325,200	5,630,173
China Resources Land Ltd.	1,192,000	5,188,620
China Shenhua Energy Co. Ltd., Class H	1,373,500	3,035,727
China State Construction Engineering Corp. Ltd., Class A	1,289,297	1,172,392
China Taiping Insurance Holdings Co. Ltd.	3,325,800	10,089,229
China Telecom Corp. Ltd., Class H	4,338,000	2,244,918
China Unicom Hong Kong Ltd.	2,626,000	3,116,229
China Vanke Co. Ltd., Class A	277,096	1,187,099
China Yangtze Power Co. Ltd., Class A	421,610	1,055,080
CNOOC Ltd.	5,061,000	9,147,396
Country Garden Holdings Co. Ltd.	2,030,866	3,272,000
CSPC Pharmaceutical Group Ltd.	1,192,000	2,297,275
Ctrip.com International Ltd., ADR(a)	112,788	4,968,311
ENN Energy Holdings Ltd.	361,500	3,414,377
Fosun International Ltd.	1,732,000	2,684,518
GDS Holdings Ltd., ADR(a)(b)	131,586	5,148,960
Geely Automobile Holdings Ltd.	1,446,000	2,901,068
GOME Retail Holdings Ltd.(a)(b)	20,967,000	2,405,269
Great Wall Motor Co. Ltd., Class H(b)	1,807,500	1,467,583
Guangdong Investment Ltd.	1,920,000	3,597,522
Haier Electronics Group Co. Ltd.	1,313,000	3,757,214
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	290,235	1,406,991
Hengan International Group Co. Ltd.	298,000	2,626,596
Huazhu Group Ltd., ADR	66,516	2,820,278
Industrial & Commercial Bank of China Ltd., Class H	17,113,260	12,847,924
Industrial Bank Co. Ltd., Class A	433,800	1,281,854
iQIYI Inc., ADR(a)(b)	52,779	1,166,944
JD.com Inc., ADR(a)(b)	180,750	5,471,303
Jiangsu Hengrui Medicine Co. Ltd., Class A	126,100	1,229,902
Kunlun Energy Co. Ltd.	1,192,000	1,258,031
Kweichow Moutai Co. Ltd., Class A	3,700	534,589
Lenovo Group Ltd.	2,648,000	2,453,789
Midea Group Co. Ltd., Class A	145,680	1,132,376
Momo Inc., ADR	58,563	2,053,804
NetEase Inc., ADR	18,798	5,348,595
New Oriental Education & Technology Group Inc., ADR(a)	46,995	4,486,143
PetroChina Co. Ltd., Class H	5,494,000	3,487,409
Pinduoduo Inc., ADR(a)(b)	80,976	1,800,096
Ping An Insurance Group Co. of China Ltd., Class H	1,373,500	16,535,432
Shanghai Pudong Development Bank Co. Ltd., Class A	433,802	770,274
Shimao Property Holdings Ltd.	836,500	2,548,289
SINA Corp./China(a)	51,333	3,230,899
Sino Biopharmaceutical Ltd.	2,030,000	1,950,978
Sino-Ocean Group Holding Ltd.	3,253,500	1,459,750
Sunac China Holdings Ltd.	723,000	3,727,707
Sunny Optical Technology Group Co. Ltd.	203,000	2,474,947
TAL Education Group, ADR(a)	107,727	4,144,258
Tencent Holdings Ltd.	1,350,200	66,775,129
TravelSky Technology Ltd., Class H	1,446,000	3,713,883

2

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Want Want China Holdings Ltd.	4,181,000	$3,314,786
Weibo Corp., ADR(a)(b)	29,643	2,030,546
Wuliangye Yibin Co. Ltd., Class A	34,900	529,926
Yum China Holdings Inc.	99,051	4,708,885
YY Inc., ADR(a)(b)	27,474	2,324,575

		407,157,391

Colombia — 0.0%
Ecopetrol SA	1,741,707	1,606,810
Grupo de Inversiones Suramericana SA	133,837	1,489,100

		3,095,910

Czech Republic — 0.1%
CEZ AS	116,403	2,703,463
Komercni Banka AS	66,516	2,517,079

		5,220,542

Denmark — 0.5%
AP Moller — Maersk A/S, Class A	2,892	3,520,767
Carlsberg A/S, Class B	32,535	4,199,199
Chr Hansen Holding A/S	39,789	4,055,561
Danske Bank A/S	131,586	2,331,814
DSV A/S	46,995	4,338,554
Genmab A/S(a)	16,370	2,715,371
Novo Nordisk A/S, Class B	373,791	18,264,089
Novozymes A/S, Class B	75,043	3,494,380
Pandora A/S	29,643	1,242,384
Tryg A/S	303,660	9,271,644
Vestas Wind Systems A/S	46,484	4,200,666

		57,634,429

Egypt — 0.0%
Commercial International Bank Egypt SAE	317,406	1,409,320

Finland — 0.4%
Fortum OYJ	123,633	2,610,387
Metso OYJ	107,727	4,009,434
Neste OYJ	134,478	4,436,890
Nokia OYJ	1,305,738	6,846,974
Nordea Bank Abp	638,409	5,019,678
Sampo OYJ, Class A	114,234	5,218,181
Stora Enso OYJ, Class R	233,529	2,895,889
UPM-Kymmene OYJ	176,412	4,964,373
Wartsila OYJ Abp	254,496	4,055,740

		40,057,546

France — 3.3%
Accor SA	107,004	4,504,174
Air Liquide SA	91,098	12,103,194
Airbus SE	135,201	18,467,238
Alstom SA	107,004	4,700,842
Arkema SA	64,347	6,595,521
Atos SE	27,125	2,790,020
AXA SA	419,448	11,161,945
BNP Paribas SA	234,252	12,456,875
Bouygues SA	94,761	3,561,905
Capgemini SE	52,056	6,306,466
Carrefour SA	195,210	3,800,069
Cie. de Saint-Gobain	187,257	7,647,263
Cie. Generale des Etablissements Michelin SCA	49,164	6,344,549
Credit Agricole SA	362,793	4,972,502
Danone SA	132,309	10,687,934
Edenred	103,723	4,883,344
Engie SA	412,266	6,101,063

Security	Shares	Value

France (continued)
EssilorLuxottica SA	78,084	$9,494,703
Getlink SE	293,538	4,720,694
Hermes International	7,049	4,954,766
Iliad SA	12,291	1,249,350
Ingenico Group SA	32,535	2,740,483
Kering SA	20,967	12,383,303
Legrand SA	60,824	4,466,203
L’Oreal SA	56,609	15,549,570
LVMH Moet Hennessy Louis Vuitton SE	66,616	26,058,882
Orange SA	446,358	6,985,763
Pernod Ricard SA	57,117	9,944,117
Publicis Groupe SA	75,043	4,447,247
Renault SA	49,164	3,351,068
Safran SA	82,422	11,998,913
Sanofi	260,504	22,622,972
Schneider Electric SE	129,716	10,969,831
SES SA	115,680	1,966,679
Societe Generale SA	151,107	4,778,936
STMicroelectronics NV	259,557	4,763,253
Suez	197,379	2,770,565
TOTAL SA	536,065	29,765,068
Unibail-Rodamco-Westfield	19,112	3,282,436
Unibail-Rodamco-Westfield, New	6,916	1,187,805
Valeo SA	89,652	3,252,313
Veolia Environnement SA	153,276	3,617,613
Vinci SA	110,619	11,159,849
Vivendi SA	262,212	7,602,188
Wendel SA	32,535	4,499,410

		357,668,884

Germany — 2.4%
1&1 Drillisch AG(b)	41,211	1,535,196
adidas AG	44,103	11,323,556
Allianz SE, Registered	100,348	24,156,421
BASF SE	195,210	15,858,779
Bayer AG, Registered	213,285	14,183,958
Bayerische Motoren Werke AG	71,577	6,088,424
Beiersdorf AG	46,995	5,131,904
Commerzbank AG(a)	371,622	3,336,814
Continental AG	23,136	3,820,828
Covestro AG(d)	52,779	2,883,536
Daimler AG, Registered	172,797	11,297,757
Deutsche Bank AG, Registered(b)	450,429	3,719,842
Deutsche Boerse AG	54,225	7,225,552
Deutsche Post AG, Registered	223,407	7,736,506
Deutsche Telekom AG, Registered	713,601	11,927,219
Deutsche Wohnen SE	99,774	4,480,498
E.ON SE	458,750	4,919,113
Fresenius Medical Care AG & Co. KGaA	58,563	4,919,744
Fresenius SE & Co. KGaA	98,328	5,573,726
GEA Group AG(b)	110,619	3,089,352
HeidelbergCement AG	75,915	6,125,615
Henkel AG & Co. KGaA	31,812	3,028,614
Infineon Technologies AG	298,415	7,031,472
LANXESS AG	60,732	3,505,213
Merck KGaA	33,258	3,536,392
METRO AG	99,051	1,676,198
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	42,657	10,660,676
OSRAM Licht AG(b)	40,488	1,383,481
ProSiebenSat.1 Media SE	138,093	2,172,069

3

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Puma SE	5,784	$3,574,896
RWE AG	141,708	3,616,155
SAP SE	215,584	27,683,114
Siemens AG, Registered	173,868	20,798,712
thyssenkrupp AG(b)	141,815	1,992,214
Vonovia SE	115,912	5,776,771
Wirecard AG(b)	32,535	4,874,968
Zalando SE(a)(b)(d)	54,948	2,582,676

		263,227,961

Greece — 0.0%
Alpha Bank AE(a)	743,760	1,151,941
JUMBO SA	69,120	1,254,898

		2,406,839

Hong Kong — 1.3%
AIA Group Ltd.	2,700,400	27,518,926
Bank of East Asia Ltd. (The)	1,446,000	4,561,718
BeiGene Ltd., ADR(a)(b)	11,568	1,437,093
CK Asset Holdings Ltd.	361,516	2,903,040
CK Hutchison Holdings Ltd.	830,016	8,717,633
CLP Holdings Ltd.	361,500	4,098,634
Galaxy Entertainment Group Ltd.	596,000	4,455,528
Hang Lung Properties Ltd.	2,175,000	5,112,168
Hang Seng Bank Ltd.	239,000	6,275,524
Henderson Land Development Co. Ltd.	1,095,458	6,744,158
Hong Kong & China Gas Co. Ltd.	4,161,755	9,930,412
Hong Kong Exchanges & Clearing Ltd.	308,000	10,678,359
Link REIT	656,500	7,656,684
Melco Resorts & Entertainment Ltd., ADR	133,755	3,357,250
New World Development Co. Ltd.	2,892,666	4,785,837
NWS Holdings Ltd.	1,446,000	3,004,283
Sands China Ltd.	867,600	4,766,304
Swire Pacific Ltd., Class A	361,500	4,575,541
Techtronic Industries Co. Ltd.	656,500	4,744,634
WH Group Ltd.(d)	2,892,000	3,428,200
Wharf Holdings Ltd. (The)	561,200	1,613,055
Wharf Real Estate Investment Co. Ltd.	561,200	4,299,095

		134,664,076

Hungary — 0.1%
OTP Bank Nyrt	115,680	5,124,054

Indonesia — 0.3%
Astra International Tbk PT	5,928,600	3,172,321
Bank Central Asia Tbk PT	2,241,300	4,521,921
Bank Mandiri Persero Tbk PT	3,573,814	1,937,383
Bank Negara Indonesia Persero Tbk PT	3,253,588	2,191,891
Bank Rakyat Indonesia Persero Tbk PT	12,001,800	3,680,552
Charoen Pokphand Indonesia Tbk PT	3,236,845	1,198,200
Indocement Tunggal Prakarsa Tbk PT	650,700	1,004,589
Indofood Sukses Makmur Tbk PT	2,530,500	1,234,174
Kalbe Farma Tbk PT	11,061,900	1,199,343
Semen Indonesia Persero Tbk PT	1,446,000	1,369,895
Telekomunikasi Indonesia Persero Tbk PT	8,579,800	2,281,926
Unilever Indonesia Tbk PT	723,000	2,308,526
United Tractors Tbk PT	737,606	1,406,628

		27,507,349

Ireland — 0.4%
Bank of Ireland Group PLC	384,636	2,452,741
CRH PLC	216,900	7,275,383
Kerry Group PLC, Class A	46,995	5,256,199

Security	Shares	Value

Ireland (continued)
Linde PLC	131,586	$23,719,692
Paddy Power Betfair PLC	27,474	2,299,407
Smurfit Kappa Group PLC	92,544	2,710,050

		43,713,472

Israel — 0.2%
Israel Chemicals Ltd.	600,090	3,174,594
Mizrahi Tefahot Bank Ltd.	232,083	5,013,534
Nice Ltd.(a)	62,258	8,582,303
Teva Pharmaceutical Industries Ltd., ADR(a)	229,191	3,488,287

		20,258,718

Italy — 0.7%
Assicurazioni Generali SpA	223,937	4,341,717
Atlantia SpA	153,276	4,177,605
CNH Industrial NV	397,926	4,311,502
Davide Campari-Milano SpA	407,049	4,098,778
Enel SpA	1,576,140	9,960,622
Eni SpA	515,989	8,800,100
Ferrari NV	31,089	4,207,106
Fiat Chrysler Automobiles NV	252,327	3,883,742
Intesa Sanpaolo SpA	2,926,704	7,665,264
Leonardo SpA	136,795	1,578,288
Mediobanca Banca di Credito Finanziario SpA	408,495	4,326,215
Recordati SpA	66,516	2,682,857
Snam SpA	1,064,364	5,411,885
Telecom Italia SpA/Milano(a)	3,893,080	2,175,380
Tenaris SA	261,003	3,621,227
Terna Rete Elettrica Nazionale SpA	531,969	3,182,398
UniCredit SpA	362,223	5,005,284

		79,429,970

Japan — 7.0%
Acom Co. Ltd.	1,017,800	3,564,013
Aisin Seiki Co. Ltd.	59,600	2,303,731
Ajinomoto Co. Inc.	203,000	3,267,138
Alps Alpine Co. Ltd.	144,600	3,047,149
Asahi Group Holdings Ltd.	144,600	6,269,570
Asahi Kasei Corp.	433,800	4,451,927
Asics Corp.	131,300	1,609,199
Astellas Pharma Inc.	289,200	3,918,319
Bandai Namco Holdings Inc.	72,300	3,440,539
Bridgestone Corp.	144,600	5,720,382
Canon Inc.	274,700	7,618,840
Casio Computer Co. Ltd.	216,900	2,728,412
Central Japan Railway Co.	59,600	12,786,909
Chugai Pharmaceutical Co. Ltd.	72,300	4,570,074
Chugoku Electric Power Co. Inc. (The)	433,800	5,168,598
Concordia Financial Group Ltd.	704,900	2,734,158
Dai-ichi Life Holdings Inc.	274,700	3,933,975
Daiichi Sankyo Co. Ltd.	131,300	6,461,552
Daikin Industries Ltd.	59,600	7,545,320
Daiwa House Industry Co. Ltd.	144,600	4,039,063
Daiwa House REIT Investment Corp.	2,892	6,634,397
Daiwa Securities Group Inc.	704,900	3,260,103
Denso Corp.	131,300	5,721,202
East Japan Railway Co.	131,300	12,337,190
Eisai Co. Ltd.	59,600	3,453,723
FANUC Corp.	59,600	11,117,306
Fast Retailing Co. Ltd.	14,500	8,366,061
FUJIFILM Holdings Corp.	144,600	6,730,473
Fujitsu Ltd.	59,600	4,353,275

4

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hitachi Ltd.	274,700	$9,098,705
Honda Motor Co. Ltd.	361,500	10,065,199
Hoya Corp.	131,300	9,213,104
ITOCHU Corp.	423,500	7,604,938
Japan Post Holdings Co. Ltd.	346,400	3,865,995
Japan Tobacco Inc.	274,700	6,353,555
JFE Holdings Inc.	131,300	2,245,805
JTEKT Corp.	146,600	1,880,955
JXTG Holdings Inc.	991,780	4,814,864
Kakaku.com Inc.	131,300	2,687,892
Kansai Electric Power Co. Inc. (The)	203,000	2,452,404
Kao Corp.	131,300	10,087,848
KDDI Corp.	418,100	9,536,997
Keikyu Corp.(b)	201,800	3,435,356
Keyence Corp.	23,500	14,584,242
Kintetsu Group Holdings Co. Ltd.	131,300	5,817,872
Kirin Holdings Co. Ltd.	216,900	4,906,663
Komatsu Ltd.	216,900	5,554,198
Kubota Corp.	284,900	4,305,156
Kyocera Corp.	131,300	8,476,292
Kyushu Electric Power Co. Inc.	506,100	4,894,004
Lion Corp.	146,600	3,011,635
M3 Inc.	218,100	3,855,793
Marubeni Corp.	704,900	5,032,242
Mazda Motor Corp.	723,000	8,539,677
MEIJI Holdings Co. Ltd.	72,300	5,680,135
MINEBEA MITSUMI Inc.	216,900	3,836,525
MISUMI Group Inc.(b)	144,600	3,736,555
Mitsubishi Chemical Holdings Corp.	650,700	4,610,257
Mitsubishi Corp.	346,400	9,504,812
Mitsubishi Electric Corp.	361,500	5,134,842
Mitsubishi Estate Co. Ltd.	284,900	4,797,575
Mitsubishi Heavy Industries Ltd.	131,300	5,447,697
Mitsubishi Motors Corp.	650,700	3,639,830
Mitsubishi UFJ Financial Group Inc.	2,675,100	13,207,968
Mitsui & Co. Ltd.	489,800	7,889,573
Mitsui Fudosan Co. Ltd.	144,600	3,332,778
Mizuho Financial Group Inc.	5,723,900	8,916,693
MS&AD Insurance Group Holdings Inc.	216,900	6,695,418
Murata Manufacturing Co. Ltd.	182,600	9,771,457
NEC Corp.	125,400	4,216,593
Nexon Co. Ltd.(a)	145,400	2,083,577
Nidec Corp.	59,900	8,489,531
Nintendo Co. Ltd.	30,100	10,269,809
Nippon Prologis REIT Inc.	2,169	4,654,465
Nippon Steel Corp.	203,334	3,615,739
Nippon Telegraph & Telephone Corp.	203,000	8,413,450
Nissan Motor Co. Ltd.	704,900	5,653,757
Nitto Denko Corp.	59,600	3,205,423
Nomura Holdings Inc.	1,156,800	4,339,493
Nomura Real Estate Master Fund Inc.	4,338	6,352,663
NTT DOCOMO Inc.	289,220	6,259,617
Olympus Corp.	316,400	3,534,021
Ono Pharmaceutical Co. Ltd.	131,300	2,451,523
Oriental Land Co. Ltd./Japan	72,300	7,965,172
ORIX Corp.	345,800	4,879,234
Otsuka Holdings Co. Ltd.	144,600	5,153,018
Panasonic Corp.	561,500	5,147,398
Rakuten Inc.	274,100	3,039,403
Recruit Holdings Co. Ltd.	218,100	6,519,011

Security	Shares	Value

Japan (continued)
Renesas Electronics Corp.(a)	289,200	$1,539,803
Resona Holdings Inc.	704,900	2,972,763
SBI Holdings Inc./Japan	131,330	2,798,169
Secom Co. Ltd.	59,600	4,997,035
Seven & i Holdings Co. Ltd.	203,000	7,033,688
Seven Bank Ltd.	578,400	1,568,366
Shin-Etsu Chemical Co. Ltd.	72,300	6,770,721
Shionogi & Co. Ltd.	72,300	4,203,949
Shiseido Co. Ltd.	59,000	4,618,290
Softbank Corp.	361,500	4,258,478
SoftBank Group Corp.	203,000	21,060,965
Sompo Holdings Inc.	144,600	5,402,295
Sony Corp.	289,200	13,533,651
Subaru Corp.	144,600	3,532,070
Sumitomo Chemical Co. Ltd.	704,900	3,493,646
Sumitomo Corp.	452,700	6,460,756
Sumitomo Electric Industries Ltd.	346,400	4,586,009
Sumitomo Mitsui Financial Group Inc.	361,500	13,051,327
Sumitomo Mitsui Trust Holdings Inc.	131,308	4,555,548
Suzuki Motor Corp.	59,000	2,683,143
T&D Holdings Inc.	274,700	2,951,098
Takeda Pharmaceutical Co. Ltd.	363,234	13,410,713
TDK Corp.	59,600	5,185,401
Terumo Corp.	264,500	7,948,655
Tohoku Electric Power Co. Inc.	433,800	4,954,376
Tokio Marine Holdings Inc.	203,000	10,210,604
Tokyo Electric Power Co. Holdings Inc.(a)	489,800	2,761,790
Tokyo Electron Ltd.	59,600	9,442,352
Tokyo Gas Co. Ltd.	131,300	3,332,751
Toray Industries Inc.	578,400	3,936,496
Toshiba Corp.	144,600	4,803,771
Toyota Motor Corp.	561,500	34,811,740
Unicharm Corp.	144,600	4,737,557
USS Co. Ltd.	274,700	5,243,656
Yamaha Corp.	144,600	7,465,320
Yaskawa Electric Corp.	144,600	5,316,606
ZOZO Inc.	59,600	1,051,529

		758,604,088

Malaysia — 0.3%
AirAsia Group Bhd	1,852,100	1,222,937
Alliance Bank Malaysia Bhd	1,528,200	1,500,663
CIMB Group Holdings Bhd	1,373,700	1,750,973
Dialog Group Bhd	1,662,900	1,295,087
DiGi.Com Bhd(b)	1,373,700	1,528,364
Genting Bhd	939,900	1,600,410
Genting Plantations Bhd(b)	578,400	1,471,706
Hong Leong Bank Bhd	433,800	2,096,342
Hong Leong Financial Group Bhd	346,400	1,610,306
IHH Healthcare Bhd	1,995,500	2,683,512
IOI Properties Group Bhd(b)	1,603,218	531,239
Malaysia Airports Holdings Bhd(b)	352,200	649,966
Maxis Bhd	939,900	1,218,494
Petronas Gas Bhd(b)	506,100	2,164,191
PPB Group Bhd	1,012,200	4,592,786
Press Metal Aluminium Holdings Bhd	723,000	830,632
Public Bank Bhd	433,870	2,361,126
RHB Capital Bhd(c)	146,400	—
Telekom Malaysia Bhd(b)	920,000	647,527
Tenaga Nasional Bhd	274,700	815,895

5

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
YTL Corp. Bhd	2,213,900	$605,081

		31,177,237

Mexico — 0.3%
Alfa SAB de CV, Class A	2,169,000	2,184,632
America Movil SAB de CV, Series L, NVS	7,157,700	5,312,898
Cemex SAB de CV, CPO(a)	5,117,854	2,359,450
Fomento Economico Mexicano SAB de CV	723,000	7,028,602
Grupo Financiero Banorte SAB de CV, Class O	582,400	3,668,683
Grupo Mexico SAB de CV, Series B	920,028	2,688,568
Grupo Televisa SAB, CPO	867,600	1,758,652
Mexichem SAB de CV	723,023	1,672,733
Wal-Mart de Mexico SAB de CV	1,518,300	4,446,456

		31,120,674

Netherlands — 1.1%
Aegon NV	581,292	3,033,171
AerCap Holdings NV(a)	70,854	3,517,193
Akzo Nobel NV	75,192	6,379,066
ArcelorMittal	165,567	3,586,330
ASML Holding NV	93,990	19,543,790
Heineken NV	67,962	7,330,125
ING Groep NV	834,342	10,618,400
Koninklijke Ahold Delhaize NV	270,402	6,503,232
Koninklijke DSM NV	41,934	4,786,487
Koninklijke KPN NV	988,483	3,030,923
Koninklijke Philips NV	246,543	10,489,763
Koninklijke Vopak NV	49,887	2,222,359
NN Group NV	145,323	6,322,364
NXP Semiconductors NV	84,591	8,934,501
Unilever NV, CVA	306,271	18,521,127
Wolters Kluwer NV	90,100	6,278,633

		121,097,464

New Zealand — 0.1%
Auckland International Airport Ltd.	782,286	4,158,002
Fisher & Paykel Healthcare Corp. Ltd.	281,247	2,965,381

		7,123,383

Norway — 0.2%
DNB ASA	223,220	4,275,963
Equinor ASA	255,549	5,687,240
Orkla ASA	679,620	5,315,929
Telenor ASA	172,074	3,446,455
Yara International ASA	122,910	5,530,417

		24,256,004

Pakistan — 0.0%
Habib Bank Ltd.	131,300	118,309
MCB Bank Ltd.	216,900	291,610
Oil & Gas Development Co. Ltd.	289,200	288,136

		698,055

Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR	187,032	3,031,789
Credicorp Ltd.	15,906	3,768,131

		6,799,920

Philippines — 0.2%
Aboitiz Equity Ventures Inc.	708,540	755,957
Aboitiz Power Corp.	1,812,000	1,310,864
Ayala Land Inc.	2,024,400	1,901,547
Bank of the Philippine Islands	1,146,364	1,866,519
BDO Unibank Inc.	1,289,015	3,314,522
Jollibee Foods Corp.	566,090	3,308,823

Security	Shares	Value

Philippines (continued)
Metropolitan Bank & Trust Co.	383,199	$545,983
Security Bank Corp.	206,720	714,024
SM Prime Holdings Inc.	3,514,325	2,795,275

		16,513,514

Poland — 0.1%
Alior Bank SA(a)	114,234	1,750,169
Bank Millennium SA(a)	930,527	2,344,488
Bank Polska Kasa Opieki SA	61,455	1,825,301
CCC SA	15,653	848,053
Cyfrowy Polsat SA(a)	221,238	1,531,519
KGHM Polska Miedz SA(a)	57,840	1,553,994
mBank SA	12,291	1,422,354
Powszechna Kasa Oszczednosci Bank Polski SA	246,681	2,528,607

		13,804,485

Portugal — 0.1%
Banco Espirito Santo SA, Registered(a)(c)	1	—
EDP - Energias de Portugal SA	912,602	3,455,884
Jeronimo Martins SGPS SA	138,816	2,258,894

		5,714,778

Qatar — 0.1%
Ezdan Holding Group QSC(a)	261,726	766,625
Masraf Al Rayan QSC	285,585	2,835,230
Ooredoo QPSC	54,948	976,813
Qatar Insurance Co. SAQ	134,478	1,409,731
Qatar National Bank QPSC	91,821	4,921,781

		10,910,180

Russia — 0.4%
LUKOIL PJSC, ADR, New	152,358	13,026,609
MMC Norilsk Nickel PJSC, ADR	263,895	5,912,568
Mobile TeleSystems PJSC, ADR	365,115	2,877,106
Novatek PJSC, GDR(e)	31,812	6,130,172
PhosAgro PJSC, GDR(e)	241,482	3,040,258
Sberbank of Russia PJSC, ADR	639,132	9,136,392
Surgutneftegas PJSC, ADR, New	339,087	1,284,529
Tatneft PJSC, ADR	83,145	5,841,768

		47,249,402

Saudi Arabia — 0.0%
Alinma Bank	15	108
Saudi Electricity Co.	20	91

		199

Singapore — 0.4%
Ascendas REIT	3,036,699	6,692,695
CapitaLand Ltd.	2,871,600	7,446,920
CapitaLand Mall Trust	2,458,200	4,370,294
DBS Group Holdings Ltd.	346,400	7,189,098
Genting Singapore Ltd.	2,747,400	1,988,091
Keppel Corp. Ltd.	795,300	3,955,466
Oversea-Chinese Banking Corp. Ltd.(b)	352,000	3,129,004
Singapore Press Holdings Ltd.(b)	236,000	435,175
Singapore Telecommunications Ltd.	1,084,500	2,525,613
United Overseas Bank Ltd.	140,800	2,878,684

		40,611,040

South Africa — 0.7%
Bid Corp. Ltd.	134,478	2,833,500
Capitec Bank Holdings Ltd.	35,427	3,303,159
FirstRand Ltd.	899,412	4,260,463
Fortress REIT Ltd., Series B	448,712	339,908
Gold Fields Ltd.	348,486	1,311,418

6

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Growthpoint Properties Ltd.	1,419,972	$2,464,306
MMI Holdings Ltd./South Africa	1,249,344	1,555,553
Mr. Price Group Ltd.	150,207	2,269,725
MTN Group Ltd.	385,029	2,776,210
MultiChoice Group Ltd.	105,558	945,779
Naspers Ltd., Class N	101,943	25,990,887
Nedbank Group Ltd.	103,389	1,918,750
Old Mutual Ltd.	1,772,267	2,842,056
PSG Group Ltd.	155,445	2,874,208
Redefine Properties Ltd.	3,375,687	2,319,332
Sanlam Ltd.	1,067,702	5,697,390
Sappi Ltd.	411,549	1,957,235
Sasol Ltd.	130,863	4,331,201
Standard Bank Group Ltd.	321,735	4,465,970
Woolworths Holdings Ltd./South Africa	527,790	1,756,447

		76,213,497

South Korea — 1.4%
Amorepacific Corp.	12,068	2,148,820
AMOREPACIFIC Group	19,521	1,256,670
BGF retail Co. Ltd.	5,103	954,505
Celltrion Inc.(a)(b)	19,521	3,542,740
CJ CheilJedang Corp.	4,898	1,320,781
CJ Corp.	10,558	1,080,068
CJ ENM Co. Ltd.	7,325	1,372,634
GS Engineering & Construction Corp.	40,504	1,407,749
GS Retail Co. Ltd.	20,672	692,812
Hana Financial Group Inc.	80,276	2,528,919
Hankook Tire Co. Ltd.	25,305	861,083
Hanmi Pharm Co. Ltd.	4,469	1,662,270
Hanmi Science Co. Ltd.	17,132	1,102,878
Hanwha Corp.	72,892	1,847,026
HDC Holdings Co. Ltd.	1	15
HLB Inc.(a)	13,244	951,223
Hyundai Glovis Co. Ltd.	7,953	1,085,908
Hyundai Heavy Industries Co. Ltd.(a)	14,530	1,548,590
Hyundai Heavy Industries Holdings Co. Ltd.	3,256	953,261
Hyundai Marine & Fire Insurance Co. Ltd.	36,150	1,183,699
Hyundai Mobis Co. Ltd.	14,460	2,878,012
Hyundai Motor Co.	33,258	3,943,186
Hyundai Steel Co.	31,089	1,232,222
KB Financial Group Inc.	79,530	3,145,389
KCC Corp.	7,230	2,197,192
Kia Motors Corp.	49,352	1,911,722
Korea Aerospace Industries Ltd.	42,763	1,281,261
Korea Electric Power Corp.(a)	58,691	1,421,868
Korea Zinc Co. Ltd.	2,747	1,064,091
KT Corp.	42,350	991,544
KT&G Corp.	26,154	2,283,703
LG Chem Ltd.	9,917	3,064,707
LG Corp.	41,211	2,575,357
LG Display Co. Ltd.(a)(b)	88,929	1,518,755
LG Electronics Inc.	26,751	1,735,844
LG Household & Health Care Ltd.	2,753	3,351,253
Lotte Chemical Corp.	8,483	1,949,823
Lotte Corp.	39,765	1,669,711
Lotte Shopping Co. Ltd.	3,615	550,845
Mirae Asset Daewoo Co. Ltd.	608,043	4,060,040
NAVER Corp.	30,240	3,093,507
NCSoft Corp.	4,181	1,882,640
OCI Co. Ltd.	11,568	921,954

Security	Shares	Value

South Korea (continued)
Orion Corp./Republic of Korea	9,266	$768,630
Ottogi Corp.	2,036	1,265,365
POSCO	15,183	3,314,356
Samsung Biologics Co. Ltd.(a)(d)	5,411	1,574,918
Samsung C&T Corp.	27,474	2,410,722
Samsung Electronics Co. Ltd.	1,021,599	40,097,859
Samsung Fire & Marine Insurance Co. Ltd.	11,351	2,953,991
Samsung SDI Co. Ltd.	18,075	3,659,408
Shinhan Financial Group Co. Ltd.	80,960	3,056,402
SK Holdings Co. Ltd.	10,634	2,334,992
SK Hynix Inc.	130,969	8,857,211
SK Innovation Co. Ltd.	21,690	3,388,627
SK Telecom Co. Ltd.	7,766	1,645,409
Woongjin Coway Co. Ltd.	21,389	1,607,631
Woori Financial Group Inc.	73,492	871,347

		154,033,145

Spain — 0.9%
ACS Actividades de Construccion y Servicios SA	101,183	4,641,292
Amadeus IT Group SA	106,609	8,473,292
Banco Bilbao Vizcaya Argentaria SA	1,278,987	7,765,952
Banco de Sabadell SA	2,168,277	2,517,469
Banco Santander SA	3,376,410	17,071,266
Bankia SA	876,276	2,420,736
CaixaBank SA	834,570	2,655,325
Ferrovial SA	241,482	5,943,013
Grifols SA	130,140	3,608,279
Iberdrola SA	1,302,123	11,817,330
Industria de Diseno Textil SA	247,266	7,473,688
Red Electrica Corp. SA	188,820	3,911,624
Repsol SA	435,246	7,380,118
Telefonica SA	921,825	7,677,924

		93,357,308

Sweden — 0.8%
Assa Abloy AB, Class B	229,914	4,899,711
Atlas Copco AB, Class A	227,022	7,049,364
Boliden AB	144,600	4,289,267
Electrolux AB, Series B	118,572	2,909,796
Epiroc AB, Class A(a)	317,743	3,282,110
Essity AB, Class B	135,201	4,007,620
Hennes & Mauritz AB, Class B	200,994	3,500,714
Hexagon AB, Class B	96,882	5,278,840
Investor AB, Class B	111,342	5,301,944
Lundin Petroleum AB	104,835	3,427,307
Millicom International Cellular SA, SDR(a)	25,703	1,501,874
Sandvik AB	328,242	6,064,681
Skandinaviska Enskilda Banken AB, Class A	349,678	3,333,174
SKF AB, Class B	285,585	5,279,543
Svenska Handelsbanken AB, Class A	316,674	3,452,609
Swedbank AB, Class A	208,284	3,375,074
Telefonaktiebolaget LM Ericsson, Class B	728,061	7,198,819
Telia Co. AB	697,695	2,967,853
Volvo AB, Class B	320,289	5,120,958

		82,241,258

Switzerland — 2.6%
ABB Ltd., Registered	388,251	7,989,817
Adecco Group AG, Registered	47,718	2,740,390
Alcon Inc.(a)	97,915	5,638,520
Barry Callebaut AG, Registered	2,030	3,717,350
Cie. Financiere Richemont SA, Registered	110,619	8,087,454

7

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Coca-Cola HBC AG(a)	89,383	$3,193,927
Credit Suisse Group AG, Registered	405,504	5,412,026
Geberit AG, Registered	10,122	4,244,485
Givaudan SA, Registered	723	1,872,421
Julius Baer Group Ltd.	98,806	4,762,857
Kuehne + Nagel International AG, Registered	17,352	2,521,063
LafargeHolcim Ltd., Registered	118,572	6,094,996
Lonza Group AG, Registered	20,244	6,251,999
Nestle SA, Registered	676,005	65,046,409
Novartis AG, Registered	489,581	39,978,445
Partners Group Holding AG	9,399	7,080,150
Roche Holding AG, NVS	153,075	40,349,308
Schindler Holding AG, Participation Certificates, NVS	15,183	3,274,998
Schindler Holding AG, Registered	7,953	1,688,939
SGS SA, Registered	1,313	3,464,825
Sika AG, Registered	38,319	5,866,304
Sonova Holding AG, Registered	18,075	3,645,155
Swatch Group AG (The), Bearer	9,200	2,809,657
Swiss Prime Site AG, Registered	111,342	8,937,955
Swiss Re AG	75,915	7,305,422
Swisscom AG, Registered	10,845	5,052,131
Temenos AG, Registered	21,690	3,605,776
UBS Group AG, Registered	772,389	10,357,896
Vifor Pharma AG	23,859	3,118,762
Zurich Insurance Group AG	31,089	9,912,479

		284,021,916

Taiwan — 1.3%
Acer Inc.	3,464,000	2,348,494
ASE Technology Holding Co. Ltd.	1,766,873	4,099,699
Cathay Financial Holding Co. Ltd.	2,175,000	3,146,257
Chang Hwa Commercial Bank Ltd.	5,977,535	3,578,667
China Airlines Ltd.	4,898,000	1,553,361
China Development Financial Holding Corp.	18,569,000	5,979,145
China Steel Corp.	2,192,305	1,770,105
Chunghwa Telecom Co. Ltd.	1,446,140	5,194,704
CTBC Financial Holding Co. Ltd.	3,671,142	2,512,691
E.Sun Financial Holding Co. Ltd.	6,507,054	5,338,139
Eva Airways Corp.	5,478,007	2,685,732
Far EasTone Telecommunications Co. Ltd.	596,000	1,461,985
First Financial Holding Co. Ltd.	7,230,107	5,159,181
Formosa Plastics Corp.	735,160	2,664,571
Formosa Taffeta Co. Ltd.	1,313,000	1,582,772
Highwealth Construction Corp.	1,313,000	2,101,157
Hon Hai Precision Industry Co. Ltd.	2,910,000	8,183,522
Hua Nan Financial Holdings Co. Ltd.	5,933,505	3,878,735
MediaTek Inc.	596,000	5,699,427
Mega Financial Holding Co. Ltd.	2,225,287	2,135,198
Nan Ya Plastics Corp.	1,466,830	3,707,305
SinoPac Financial Holdings Co. Ltd.	7,953,842	3,063,031
Taishin Financial Holding Co. Ltd.	5,061,789	2,293,293
Taiwan Business Bank	8,941,897	3,689,498
Taiwan Cooperative Financial Holding Co. Ltd.	5,563,196	3,690,674
Taiwan Mobile Co. Ltd.	596,000	2,179,476
Taiwan Semiconductor Manufacturing Co. Ltd.	5,615,000	47,062,717
Uni-President Enterprises Corp.	1,446,600	3,436,149
United Microelectronics Corp.	7,043,000	3,065,543

		143,261,228

Thailand — 0.2%
Bangkok Dusit Medical Services PCL, NVDR	3,500,000	2,795,615

Security	Shares	Value

Thailand (continued)
Bangkok Expressway & Metro PCL, NVDR	13,168,600	$4,496,092
Central Pattana PCL, NVDR	1,879,800	4,445,572
Charoen Pokphand Foods PCL, NVDR	3,687,300	3,147,343
Energy Absolute PCL, NVDR	867,600	1,515,073
Glow Energy PCL, NVDR	1,229,100	3,522,714
Indorama Ventures PCL, NVDR	2,024,433	2,901,106
Kasikornbank PCL, NVDR	506,123	3,028,019

		25,851,534

Turkey — 0.1%
Akbank T.A.S.(a)	672,390	689,342
Anadolu Efes Biracilik Ve Malt Sanayii AS	109,173	362,477
Arcelik AS(a)	141,815	435,696
BIM Birlesik Magazalar AS	99,774	1,388,094
TAV Havalimanlari Holding AS	147,817	626,480
Turk Hava Yollari AO(a)	309,444	741,795
Turkiye Garanti Bankasi AS	679,940	930,582
Turkiye Sise ve Cam Fabrikalari AS	1,243,797	1,270,988

		6,445,454

United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	1,179,213	3,171,835
Aldar Properties PJSC	4,181,109	2,026,156
DP World PLC	109,896	2,197,920
Emaar Properties PJSC	1,344,057	1,756,387

		9,152,298

United Kingdom — 4.9%
3i Group PLC	577,677	8,061,814
Anglo American PLC	253,773	6,555,089
Antofagasta PLC	110,893	1,312,656
Aptiv PLC	63,881	5,474,602
Ashtead Group PLC	127,971	3,540,120
Associated British Foods PLC	79,530	2,653,153
AstraZeneca PLC	293,365	21,898,818
Auto Trader Group PLC(d)	505,377	3,725,052
Aviva PLC	662,831	3,711,308
BAE Systems PLC	812,652	5,233,504
Barclays PLC	3,382,194	7,243,430
Barratt Developments PLC	232,083	1,820,776
Berkeley Group Holdings PLC	70,854	3,469,373
BP PLC	4,184,724	30,495,774
British American Tobacco PLC	521,283	20,319,162
British Land Co. PLC (The)	488,025	3,779,110
BT Group PLC	1,842,204	5,500,841
Burberry Group PLC	110,176	2,897,036
Capri Holdings Ltd.(a)	51,333	2,262,759
Carnival PLC	94,188	4,954,504
Centrica PLC	1,683,480	2,331,836
Compass Group PLC	390,420	8,871,366
Diageo PLC	485,387	20,460,773
Experian PLC	284,139	8,241,797
Ferguson PLC	62,178	4,409,575
Fresnillo PLC	123,799	1,208,493
G4S PLC	655,038	1,846,219
GlaxoSmithKline PLC	1,105,909	22,683,997
Glencore PLC	2,445,186	9,701,664
HSBC Holdings PLC	4,158,752	36,167,210
Imperial Brands PLC	215,584	6,846,283
Intertek Group PLC	45,050	3,142,025
J Sainsbury PLC	852,417	2,472,539
Johnson Matthey PLC	90,100	3,919,603

8

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Kingfisher PLC	756,258	$2,603,751
Land Securities Group PLC	371,185	4,466,354
Legal & General Group PLC	1,941,255	7,040,455
Lloyds Banking Group PLC	14,250,330	11,623,907
London Stock Exchange Group PLC	67,962	4,442,337
Marks & Spencer Group PLC	743,632	2,771,617
Melrose Industries PLC	1,737,369	4,579,671
Micro Focus International PLC	102,704	2,594,513
National Grid PLC	733,845	7,998,777
Next PLC	32,861	2,470,111
NMC Health PLC	54,225	1,994,884
Pearson PLC	276,514	2,992,684
Persimmon PLC	73,746	2,149,668
Prudential PLC	474,288	10,727,602
Reckitt Benckiser Group PLC	147,492	11,915,465
RELX PLC	486,579	11,157,843
Rio Tinto PLC	274,844	15,998,113
Rolls-Royce Holdings PLC	450,429	5,370,548
Royal Bank of Scotland Group PLC	932,670	2,913,237
Royal Dutch Shell PLC, Class A	855,089	27,311,053
Royal Dutch Shell PLC, Class B	955,806	30,708,571
RSA Insurance Group PLC	756,981	5,348,664
Severn Trent PLC	169,182	4,490,482
Smith & Nephew PLC	264,618	5,107,270
SSE PLC	233,529	3,484,317
St. James’s Place PLC	407,049	5,951,234
Standard Chartered PLC	607,320	5,542,129
Standard Life Aberdeen PLC	676,005	2,457,873
Taylor Wimpey PLC	1,274,649	3,014,317
Tesco PLC	2,015,724	6,564,241
Unilever PLC	297,153	18,042,388
Vodafone Group PLC	5,696,517	10,545,296
Weir Group PLC (The)	141,708	3,065,721
Wm Morrison Supermarkets PLC	1,257,297	3,538,764
WPP PLC	288,477	3,596,763

		531,792,881

United States — 54.7%
3M Co.	141,708	26,855,083
Abbott Laboratories	402,228	32,001,260
AbbVie Inc.	349,291	27,730,213
Abiomed Inc.(a)	11,858	3,289,528
Accenture PLC, Class A	157,614	28,791,349
Activision Blizzard Inc.	165,777	7,992,109
Acuity Brands Inc.(b)	20,967	3,068,101
Adobe Inc.(a)	115,912	33,527,546
Advance Auto Parts Inc.	21,389	3,557,418
Advanced Micro Devices Inc.(a)	217,833	6,018,726
AES Corp./VA	341,256	5,842,303
Aflac Inc.	204,609	10,308,201
Agilent Technologies Inc.	74,326	5,834,591
Air Products & Chemicals Inc.	56,394	11,605,321
Akamai Technologies Inc.(a)	54,225	4,341,254
Albemarle Corp.	29,643	2,225,004
Alexion Pharmaceuticals Inc.(a)	54,371	7,401,524
Align Technology Inc.(a)	17,804	5,780,603
Alkermes PLC(a)	68,685	2,082,529
Alleghany Corp.(a)	13,014	8,548,636
Allergan PLC	78,084	11,478,348
Alliance Data Systems Corp.	16,629	2,662,303
Alliant Energy Corp.	108,450	5,122,094

Security	Shares	Value

United States (continued)
Allstate Corp. (The)	79,918	$7,916,677
Alnylam Pharmaceuticals Inc.(a)	28,920	2,583,713
Alphabet Inc., Class A(a)	67,239	80,616,871
Alphabet Inc., Class C, NVS(a)	74,469	88,504,917
Altria Group Inc.	435,246	23,646,915
Amazon.com Inc.(a)	95,465	183,915,232
Ameren Corp.	58,679	4,270,071
American Electric Power Co. Inc.	120,018	10,267,540
American Express Co.	166,290	19,494,177
American International Group Inc.	203,886	9,698,857
American Tower Corp.	89,652	17,509,036
American Water Works Co. Inc.	61,455	6,648,816
Ameriprise Financial Inc.	38,319	5,624,080
AmerisourceBergen Corp.	37,898	2,833,254
AMETEK Inc.	38,319	3,378,586
Amgen Inc.	161,229	28,911,584
Amphenol Corp., Class A	104,440	10,398,046
Anadarko Petroleum Corp.	110,619	8,058,594
Analog Devices Inc.	86,760	10,084,982
Annaly Capital Management Inc.	294,082	2,967,287
Anthem Inc.	63,624	16,735,021
Aon PLC	54,225	9,768,092
Apache Corp.	94,713	3,117,005
Apple Inc.	1,101,852	221,108,641
Applied Materials Inc.	241,482	10,642,112
Archer-Daniels-Midland Co.	136,647	6,094,456
Arconic Inc.	112,065	2,407,156
Arista Networks Inc.(a)	15,906	4,967,285
AT&T Inc.	1,671,690	51,755,522
Autodesk Inc.(a)	55,088	9,817,232
Autoliv Inc.	41,934	3,291,400
Automatic Data Processing Inc.	112,788	18,541,219
AutoZone Inc.(a)	6,332	6,511,259
AvalonBay Communities Inc.	27,125	5,450,226
Baker Hughes a GE Co.	128,694	3,091,230
Ball Corp.	83,145	4,983,711
Bank of America Corp.	2,180,568	66,681,769
Bank of New York Mellon Corp. (The)	246,543	12,243,325
Baxter International Inc.	121,519	9,271,900
BB&T Corp.	172,434	8,828,621
Becton Dickinson and Co.	69,408	16,709,282
Berkshire Hathaway Inc., Class B(a)	287,754	62,359,169
Best Buy Co. Inc.	66,516	4,949,456
Biogen Inc.(a)	49,164	11,270,355
BioMarin Pharmaceutical Inc.(a)	49,164	4,204,997
BlackRock Inc.(f)	27,150	13,174,266
Boeing Co. (The)	128,101	48,382,467
Booking Holdings Inc.(a)	10,257	19,026,632
BorgWarner Inc.	67,239	2,808,573
Boston Properties Inc.	40,488	5,571,959
Boston Scientific Corp.(a)	385,737	14,318,557
Brighthouse Financial Inc.(a)	80,192	3,351,224
Bristol-Myers Squibb Co.	383,190	17,791,512
Broadcom Inc.	99,051	31,537,838
Brookfield Property REIT Inc., Class A	151,830	3,162,619
Brown-Forman Corp., Class B, NVS	79,530	4,238,154
Bunge Ltd.	40,488	2,121,976
Cabot Oil & Gas Corp.	131,586	3,406,762
Cadence Design Systems Inc.(a)	88,206	6,119,732
Capital One Financial Corp.	99,774	9,262,020

9

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Cardinal Health Inc.	78,084	$3,803,472
CarMax Inc.(a)(b)	46,272	3,602,738
Carnival Corp.	96,810	5,310,997
Caterpillar Inc.	129,700	18,082,774
Cboe Global Markets Inc.	31,089	3,158,953
CBRE Group Inc., Class A(a)	75,043	3,907,489
CBS Corp., Class B, NVS	97,605	5,004,208
Celanese Corp.	22,106	2,385,016
Celgene Corp.(a)	162,675	15,398,816
Centene Corp.(a)	94,486	4,871,698
CenturyLink Inc.	224,466	2,563,402
Cerner Corp.(a)	63,624	4,227,815
CF Industries Holdings Inc.	67,994	3,044,771
CH Robinson Worldwide Inc.	55,671	4,509,351
Charles Schwab Corp. (The)	292,815	13,405,071
Charter Communications Inc., Class A(a)	39,042	14,492,000
Chemours Co. (The)	67,962	2,447,312
Cheniere Energy Inc.(a)	74,326	4,782,878
Chevron Corp.	433,077	51,995,225
Chipotle Mexican Grill Inc.(a)	6,332	4,356,669
Chubb Ltd.	102,360	14,862,672
Church & Dwight Co. Inc.	77,361	5,798,207
Cigna Corp.	91,098	14,470,006
Cisco Systems Inc.	1,035,336	57,927,049
CIT Group Inc.	100,497	5,353,475
Citigroup Inc.	582,738	41,199,577
Citizens Financial Group Inc.	130,140	4,711,068
Citrix Systems Inc.	40,748	4,113,918
Clorox Co. (The)	32,299	5,159,119
CME Group Inc.	80,976	14,486,606
CMS Energy Corp.	83,647	4,646,591
Coca-Cola Co. (The)	922,765	45,270,851
Cognizant Technology Solutions Corp., Class A	136,647	9,969,765
Colgate-Palmolive Co.	197,379	14,367,217
Comcast Corp., Class A	1,074,378	46,767,674
Comerica Inc.	54,225	4,261,543
Conagra Brands Inc.	136,647	4,205,995
Concho Resources Inc.(b)	45,549	5,255,444
ConocoPhillips	254,768	16,080,956
Consolidated Edison Inc.	62,258	5,364,149
Constellation Brands Inc., Class A	39,765	8,417,058
Copart Inc.(a)(b)	72,300	4,867,236
Corning Inc.	229,191	7,299,733
CoStar Group Inc.(a)	11,568	5,740,620
Costco Wholesale Corp.	100,855	24,762,928
Coty Inc., Class A(b)	182,196	1,971,361
Crown Castle International Corp.	82,422	10,367,039
CSX Corp.	205,332	16,350,587
Cummins Inc.	38,319	6,372,067
CVS Health Corp.	303,025	16,478,500
Danaher Corp.(b)	168,459	22,310,710
Darden Restaurants Inc.	28,197	3,315,967
DaVita Inc.(a)	50,610	2,795,696
Deere & Co.	72,892	12,073,102
Dell Technologies Inc., Class C(a)	44,826	3,021,721
Delta Air Lines Inc.	55,671	3,245,063
Devon Energy Corp.	130,140	4,182,700
DexCom Inc.(a)	23,859	2,888,609
Diamondback Energy Inc.	33,981	3,615,239
Digital Realty Trust Inc.	38,597	4,543,253

Security	Shares	Value

United States (continued)
Discover Financial Services	69,428	$5,657,688
Discovery Inc., Class A(a)(b)	104,835	3,239,402
DISH Network Corp., Class A(a)	70,259	2,467,496
Dollar General Corp.	61,541	7,759,705
Dollar Tree Inc.(a)	52,220	5,811,042
Dominion Energy Inc.	167,736	13,061,602
Domino’s Pizza Inc.	13,737	3,716,957
Dover Corp.	54,225	5,316,219
Dow Inc.(a)	175,528	9,957,703
DowDuPont Inc.	504,910	19,413,790
DR Horton Inc.	93,990	4,164,697
DTE Energy Co.	34,295	4,311,224
Duke Energy Corp.	163,398	14,888,826
Duke Realty Corp.	128,694	4,004,957
DXC Technology Co.	70,131	4,610,412
Eaton Corp. PLC	110,619	9,161,466
eBay Inc.	227,022	8,797,103
Ecolab Inc.	67,962	12,510,445
Edison International	75,192	4,794,994
Edwards Lifesciences Corp.(a)	50,087	8,818,818
Electronic Arts Inc.(a)	69,428	6,571,360
Eli Lilly & Co.	228,333	26,724,094
Emerson Electric Co.	134,665	9,559,868
Entergy Corp.	61,455	5,954,990
EOG Resources Inc.	130,863	12,569,391
Equifax Inc.	27,842	3,506,700
Equinix Inc.	18,257	8,301,458
Equity Residential	77,194	5,899,165
Essex Property Trust Inc.	18,798	5,310,435
Estee Lauder Companies Inc. (The), Class A	50,610	8,695,304
Everest Re Group Ltd.	15,906	3,745,863
Eversource Energy	56,394	4,041,194
Exelon Corp.	208,284	10,612,070
Expedia Group Inc.	28,197	3,661,098
Expeditors International of Washington Inc.	78,084	6,201,431
Extra Space Storage Inc.	48,635	5,042,963
Exxon Mobil Corp.	951,468	76,383,851
F5 Networks Inc.(a)	25,149	3,945,878
Facebook Inc., Class A(a)	549,480	106,269,432
Fastenal Co.	62,178	4,386,658
Federal Realty Investment Trust	29,643	3,967,716
FedEx Corp.	57,117	10,821,387
Fidelity National Financial Inc.	96,882	3,870,436
Fidelity National Information Services Inc.	79,530	9,219,913
Fifth Third Bancorp	198,825	5,730,137
First Data Corp., Class A(a)	125,802	3,253,240
First Republic Bank/CA(b)	57,117	6,032,698
FirstEnergy Corp.	122,365	5,143,001
FleetCor Technologies Inc.(a)	21,690	5,660,006
Fluor Corp.	55,671	2,211,809
FMC Corp.	44,103	3,486,783
Ford Motor Co.	786,784	8,221,893
Fortive Corp.	93,267	8,052,673
Fox Corp., Class A, NVS(a)	126,726	4,941,047
Franklin Resources Inc.	151,830	5,251,800
Freeport-McMoRan Inc.	321,012	3,951,658
Gap Inc. (The)	103,389	2,696,385
Gartner Inc.(a)	30,366	4,827,283
General Dynamics Corp.	66,516	11,887,740
General Electric Co.	1,979,055	20,126,989

10

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
General Mills Inc.	143,877	$7,405,349
General Motors Co.	284,862	11,095,375
Gilead Sciences Inc.	285,599	18,575,359
Goldman Sachs Group Inc. (The)	82,422	16,972,338
GrubHub Inc.(a)	26,028	1,738,410
Halliburton Co.	191,595	5,427,886
Hanesbrands Inc.	142,431	2,573,728
Harley-Davidson Inc.	86,037	3,203,158
Harris Corp.	28,559	4,812,192
Hartford Financial Services Group Inc. (The)	95,898	5,016,424
HCA Healthcare Inc.	67,962	8,646,805
HCP Inc.	111,610	3,323,746
Helmerich & Payne Inc.	52,056	3,046,317
Hershey Co. (The)	28,197	3,520,395
Hess Corp.	77,361	4,960,387
Hewlett Packard Enterprise Co.	371,622	5,875,344
HollyFrontier Corp.	57,840	2,760,703
Home Depot Inc. (The)	264,806	53,940,982
Honeywell International Inc.	170,760	29,649,059
Hormel Foods Corp.	106,281	4,244,863
Host Hotels & Resorts Inc.	114,478	2,202,557
HP Inc.	428,739	8,553,343
Humana Inc.	32,144	8,209,899
IAC/InterActiveCorp.(a)	19,250	4,328,170
IDEXX Laboratories Inc.(a)	20,967	4,864,344
IHS Markit Ltd.(a)	118,572	6,789,433
Illinois Tool Works Inc.	74,469	11,589,610
Illumina Inc.(a)	36,873	11,504,376
Incyte Corp.(a)	50,610	3,886,848
Ingersoll-Rand PLC	70,854	8,687,409
Intel Corp.	1,048,350	53,507,784
Intercontinental Exchange Inc.	125,802	10,233,993
International Business Machines Corp.	204,735	28,718,178
International Flavors & Fragrances Inc.	28,920	3,984,887
International Paper Co.	105,558	4,941,170
Intuit Inc.	75,760	19,020,306
Intuitive Surgical Inc.(a)	26,518	13,540,886
IPG Photonics Corp.(a)(b)	18,798	3,284,575
Jacobs Engineering Group Inc.	58,563	4,564,400
Jazz Pharmaceuticals PLC(a)	22,413	2,908,535
JM Smucker Co. (The)	34,704	4,255,752
Johnson & Johnson	602,982	85,141,058
Johnson Controls International PLC	251,900	9,446,250
JPMorgan Chase & Co.	766,380	88,938,399
Juniper Networks Inc.	120,962	3,359,115
Kansas City Southern	35,427	4,362,481
Kellogg Co.	73,023	4,403,287
KeyCorp	248,315	4,357,928
Kimberly-Clark Corp.	84,591	10,859,793
Kimco Realty Corp.	130,252	2,265,082
Kinder Morgan Inc./DE	584,184	11,607,736
KLA-Tencor Corp.	36,150	4,608,402
Kohl’s Corp.	54,371	3,865,778
Kraft Heinz Co. (The)	134,478	4,470,049
Kroger Co. (The)	191,595	4,939,319
L Brands Inc.	70,131	1,798,159
L3 Technologies Inc.	26,028	5,689,200
Laboratory Corp. of America Holdings(a)	33,981	5,434,242
Lam Research Corp.	37,596	7,798,538
Lamb Weston Holdings Inc.	45,549	3,190,707

Security	Shares	Value

United States (continued)
Las Vegas Sands Corp.	85,888	$5,758,790
Leidos Holdings Inc.	55,671	4,090,705
Lennar Corp., Class A	75,049	3,904,799
Liberty Broadband Corp., Class C, NVS(a)	44,826	4,424,774
Liberty Global PLC, Class A(a)	73,023	1,972,351
Liberty Global PLC, Class C, NVS(a)	91,821	2,401,119
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	68,711	2,666,674
Lincoln National Corp.	89,734	5,987,052
LKQ Corp.(a)	101,943	3,068,484
Lockheed Martin Corp.	64,391	21,463,452
Lowe’s Companies Inc.	188,703	21,349,857
Lululemon Athletica Inc.(a)	27,474	4,845,040
LyondellBasell Industries NV, Class A	75,192	6,634,190
M&T Bank Corp.	30,710	5,222,850
Macerich Co. (The)	76,638	3,076,249
Macy’s Inc.	87,949	2,070,319
Marathon Oil Corp.	221,069	3,767,016
Marathon Petroleum Corp.	173,520	10,562,162
Marriott International Inc./MD, Class A	75,915	10,356,324
Marsh & McLennan Companies Inc.	132,309	12,475,416
Martin Marietta Materials Inc.	20,967	4,652,577
Marvell Technology Group Ltd.	191,595	4,793,707
Masco Corp.	145,323	5,676,316
Mastercard Inc., Class A	208,384	52,979,548
Mattel Inc.(a)(b)	129,417	1,577,593
McCormick & Co. Inc./MD, NVS	31,812	4,898,094
McDonald’s Corp.	180,750	35,710,778
McKesson Corp.	47,718	5,690,372
Medtronic PLC	312,724	27,773,018
MercadoLibre Inc.(a)	9,917	4,801,216
Merck & Co. Inc.	605,493	47,658,354
MetLife Inc.	180,321	8,318,208
MGM Resorts International	133,032	3,542,642
Microchip Technology Inc.	62,324	6,225,544
Micron Technology Inc.(a)	267,803	11,263,794
Microsoft Corp.	1,673,442	218,551,525
Mid-America Apartment Communities Inc.	52,056	5,695,447
Molson Coors Brewing Co., Class B	55,671	3,573,521
Mondelez International Inc., Class A	337,857	17,180,028
Monster Beverage Corp.(a)	105,558	6,291,257
Moody’s Corp.	49,164	9,666,626
Morgan Stanley	290,572	14,020,099
Mosaic Co. (The)	104,112	2,718,364
Motorola Solutions Inc.	47,718	6,914,815
Mylan NV(a)	118,572	3,200,258
National Oilwell Varco Inc.	108,450	2,834,883
Nektar Therapeutics(a)(b)	48,441	1,551,081
NetApp Inc.	70,564	5,140,587
Netflix Inc.(a)(b)	99,421	36,839,457
Newell Brands Inc.	127,971	1,840,223
Newmont Goldcorp Corp.	187,775	5,832,292
News Corp., Class A, NVS	288,477	3,582,884
NextEra Energy Inc.	108,928	21,179,960
NIKE Inc., Class B	289,780	25,451,377
Noble Energy Inc.	136,705	3,699,237
Nordstrom Inc.	48,441	1,987,050
Norfolk Southern Corp.	72,300	14,750,646
Northern Trust Corp.	68,685	6,768,907
Northrop Grumman Corp.	41,211	11,947,481

11

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
NRG Energy Inc.	86,760	$3,571,909
Nucor Corp.	97,605	5,570,317
NVIDIA Corp.	133,120	24,094,720
O’Reilly Automotive Inc.(a)	14,460	5,474,122
Occidental Petroleum Corp.	174,243	10,259,428
OGE Energy Corp.	113,511	4,806,056
Omnicom Group Inc.	59,390	4,752,982
ONEOK Inc.	101,943	6,924,988
Oracle Corp.	641,301	35,483,184
PACCAR Inc.	88,206	6,321,724
Palo Alto Networks Inc.(a)	24,257	6,035,869
Parker-Hannifin Corp.	33,258	6,022,359
Paychex Inc.	105,558	8,899,595
PayPal Holdings Inc.(a)	267,903	30,211,421
Pentair PLC	170,628	6,652,786
People’s United Financial Inc.	457,659	7,912,924
PepsiCo Inc.	322,046	41,237,990
Perrigo Co. PLC	45,549	2,182,708
Pfizer Inc.	1,334,189	54,181,415
Philip Morris International Inc.	346,317	29,977,200
Phillips 66	110,619	10,428,053
Pinnacle West Capital Corp.	46,995	4,477,214
Pioneer Natural Resources Co.	37,163	6,186,153
PNC Financial Services Group Inc. (The)	91,821	12,573,050
PPG Industries Inc.	60,009	7,051,058
PPL Corp.	147,535	4,604,567
Principal Financial Group Inc.	75,192	4,297,975
Procter & Gamble Co. (The)	559,602	59,586,421
Progressive Corp. (The)	134,596	10,518,677
Prologis Inc.	140,985	10,809,320
Prudential Financial Inc.	95,836	10,130,824
Public Service Enterprise Group Inc.	123,633	7,374,708
Public Storage	32,535	7,196,091
PulteGroup Inc.	114,957	3,616,547
PVH Corp.	22,413	2,891,053
Qorvo Inc.(a)	42,657	3,225,296
QUALCOMM Inc.	287,754	24,784,252
Quest Diagnostics Inc.	68,034	6,557,117
Qurate Retail Inc.(a)(b)	126,525	2,157,251
Ralph Lauren Corp.	24,582	3,234,500
Raytheon Co.	76,638	13,610,142
Realty Income Corp.	80,779	5,655,338
Red Hat Inc.(a)	41,211	7,522,244
Regeneron Pharmaceuticals Inc.(a)	19,955	6,847,359
Regions Financial Corp.	313,782	4,873,034
Republic Services Inc.	40,488	3,353,216
Rockwell Automation Inc.	26,028	4,703,520
Ross Stores Inc.	84,591	8,261,157
Royal Caribbean Cruises Ltd.	43,616	5,274,919
S&P Global Inc.	69,408	15,315,569
salesforce.com Inc.(a)	165,567	27,376,503
SBA Communications Corp.(a)	26,751	5,449,981
Schlumberger Ltd.	292,648	12,490,217
Seagate Technology PLC	78,084	3,773,019
Seattle Genetics Inc.(a)	27,474	1,862,188
Sempra Energy	58,195	7,446,050
ServiceNow Inc.(a)	46,272	12,563,311
Sherwin-Williams Co. (The)	19,521	8,878,736
Signature Bank/New York NY	19,244	2,541,555
Simon Property Group Inc.	62,901	10,925,904

Security	Shares	Value

United States (continued)
Sirius XM Holdings Inc.	545,865	$3,171,476
Skyworks Solutions Inc.	49,164	4,335,282
SL Green Realty Corp.	28,920	2,554,793
Southern Co. (The)	206,329	10,980,829
Southwest Airlines Co.	46,484	2,520,827
Splunk Inc.(a)	40,488	5,588,964
Sprint Corp.(a)	376,683	2,101,891
Square Inc., Class A(a)	78,001	5,680,033
SS&C Technologies Holdings Inc.	99,051	6,701,791
Starbucks Corp.	302,214	23,475,984
State Street Corp.	81,352	5,504,276
Stryker Corp.	86,760	16,389,832
SunTrust Banks Inc.	108,450	7,101,306
SVB Financial Group(a)	14,460	3,639,871
Symantec Corp.	156,891	3,798,331
Synchrony Financial	164,121	5,690,075
Sysco Corp.	127,248	8,954,442
T-Mobile U.S. Inc.(a)	54,948	4,010,655
T Rowe Price Group Inc.	66,516	7,150,470
Take-Two Interactive Software Inc.(a)	34,704	3,360,388
Tapestry Inc.	85,081	2,745,564
Targa Resources Corp.	99,051	3,976,898
Target Corp.	118,572	9,179,844
TD Ameritrade Holding Corp.	56,394	2,965,197
TE Connectivity Ltd.	104,835	10,027,468
TechnipFMC PLC	144,600	3,555,714
Tesla Inc.(a)(b)	30,366	7,248,061
Texas Instruments Inc.	226,831	26,727,497
Textron Inc.	77,361	4,100,133
Thermo Fisher Scientific Inc.	101,220	28,083,489
Tiffany & Co.	29,276	3,156,538
TJX Companies Inc. (The)	296,430	16,268,078
Tractor Supply Co.	40,488	4,190,508
TransDigm Group Inc.(a)	11,165	5,387,336
TransUnion	73,023	5,086,052
Travelers Companies Inc. (The)	63,692	9,155,725
Trimble Inc.(a)(b)	112,065	4,574,493
TripAdvisor Inc.(a)	38,319	2,039,720
Twitter Inc.(a)	162,396	6,481,224
Tyson Foods Inc., Class A	72,175	5,413,847
U.S. Bancorp	383,190	20,431,691
UDR Inc.	125,079	5,622,301
Ulta Salon Cosmetics & Fragrance Inc.(a)	14,460	5,046,251
Under Armour Inc., Class A(a)	46,272	1,068,420
Under Armour Inc., Class C, NVS(a)	53,654	1,111,711
Union Pacific Corp.	179,304	31,743,980
United Continental Holdings Inc.(a)	41,211	3,662,009
United Parcel Service Inc., Class B	156,168	16,588,165
United Rentals Inc.(a)	22,413	3,158,440
United Technologies Corp.	177,135	25,261,222
UnitedHealth Group Inc.	221,238	51,563,941
Valero Energy Corp.	104,112	9,438,794
Varian Medical Systems Inc.(a)	33,981	4,627,193
Veeva Systems Inc., Class A(a)	34,804	4,868,035
Ventas Inc.	80,062	4,892,589
VeriSign Inc.(a)	48,441	9,564,675
Verisk Analytics Inc.	38,319	5,408,344
Verizon Communications Inc.	917,487	52,471,082
Vertex Pharmaceuticals Inc.(a)	62,975	10,641,516
VF Corp.	65,070	6,143,259

12

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Viacom Inc., Class B, NVS	102,289	$2,957,175
Visa Inc., Class A	432,634	71,138,009
Vornado Realty Trust	77,955	5,389,809
Vulcan Materials Co.	37,596	4,741,232
Wabtec Corp.	30,860	2,285,800
Walmart Inc.	328,242	33,756,407
Walgreens Boots Alliance Inc.	196,656	10,534,862
Walt Disney Co. (The)	409,626	56,106,473
Waste Management Inc.	97,270	10,440,962
Waters Corp.(a)	23,136	4,940,461
Wayfair Inc., Class A(a)(b)	15,183	2,461,923
WEC Energy Group Inc.	67,277	5,276,535
WellCare Health Plans Inc.(a)	12,291	3,175,380
Wells Fargo & Co.	1,049,073	50,785,624
Welltower Inc.	71,579	5,334,783
Western Digital Corp.	70,131	3,585,097
Western Union Co. (The)	255,942	4,975,512
Westrock Co.	78,084	2,996,864
Weyerhaeuser Co.	149,661	4,010,915
Whirlpool Corp.	26,028	3,613,207
Williams Companies Inc. (The)	292,815	8,295,449
Willis Towers Watson PLC	30,366	5,597,668
Workday Inc., Class A(a)	36,873	7,582,195
Worldpay Inc., Class A(a)	71,579	8,389,775
WW Grainger Inc.	9,917	2,796,594
Wynn Resorts Ltd.	27,848	4,022,644
Xcel Energy Inc.	87,483	4,942,790
Xerox Corp.	97,399	3,249,231
Xilinx Inc.	59,286	7,122,620
XPO Logistics Inc.(a)(b)	36,873	2,510,314
Xylem Inc./NY	89,526	7,466,468
Yum! Brands Inc.	83,868	8,754,981
Zillow Group Inc., Class C, NVS(a)(b)	45,747	1,527,950
Zimmer Biomet Holdings Inc.	53,502	6,589,306
Zoetis Inc.	114,957	11,707,221

		5,894,138,809

Total Common Stocks — 97.9% (Cost: $9,378,378,962)		10,542,564,783

Investment Companies

India — 1.0%
iShares MSCI India ETF(b)(f)	3,119,452	110,771,740

Total Investment Companies — 1.0% (Cost: $108,806,557)		110,771,740

Preferred Stocks

Brazil — 0.3%
Banco Bradesco SA, Preference Shares, NVS	1,040,361	9,370,441
Cia. Brasileira de Distribuicao, Preference Shares, NVS	94,771	2,315,116
Cia. Energetica de Minas Gerais, Preference Shares, NVS	433,854	1,618,866
Itau Unibanco Holding SA, Preference Shares, NVS	867,658	7,430,542
Itausa-Investimentos Itau SA, Preference Shares, NVS	1,012,284	3,051,997

Security	Shares	Value

Brazil (continued)
Lojas Americanas SA, Preference Shares, NVS	346,460	$1,378,718
Petroleo Brasileiro SA, Preference Shares, NVS	1,301,400	8,931,209
Telefonica Brasil SA, Preference Shares, NVS	144,600	1,704,686

		35,801,575

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	171,717	2,170,610

Germany — 0.2%
Henkel AG & Co. KGaA, Preference Shares, NVS	34,704	3,509,686
Porsche Automobil Holding SE, Preference Shares, NVS	62,178	4,309,192
Volkswagen AG, Preference Shares, NVS	47,718	8,291,165

		16,110,043

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	984,181	512,772

South Korea — 0.1%
CJ Corp., Preference Shares	1,732	40,033
Samsung Electronics Co. Ltd., Preference Shares, NVS	173,520	5,525,783

		5,565,816

United Kingdom — 0.0%
Rolls-Royce Holdings PLC, Preference Shares(a)(c)	31,980,459	41,691

Total Preferred Stocks — 0.6% (Cost: $51,470,050)		60,202,507

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(f)(g)(h)	210,279,020	210,363,131
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(f)(g)	8,077,454	8,077,454

		218,440,585

Total Short-Term Investments — 2.0% (Cost: $218,396,146)		218,440,585

Total Investments in Securities — 101.5% (Cost: $9,757,051,715)		10,931,979,615

Other Assets, Less Liabilities — (1.5)%		(160,086,179)

Net Assets — 100.0%		$10,771,893,436

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

13

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI ACWI ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased		Shares Sold		Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	99,691,762	110,587,258	(a)	—		210,279,020	$210,363,131	$818,288	(b)	$20,650	$14,531
BlackRock Cash Funds: Treasury, SL Agency Shares	8,855,950	—		(778,496	)(a)	8,077,454	8,077,454	216,836		—	—
BlackRock Inc.	22,648	10,274		(5,772)		27,150	13,174,266	239,508		552,751	(478,590)
iShares MSCI India ETF	821,541	3,110,603		(812,692)		3,119,452	110,771,740	874,382		(24,102)	1,589,285
PNC Financial Services Group Inc. (The)(c)	90,751	41,113		(40,043)		91,821	N/A	287,729		773,136	(1,455,024)

							$342,386,591	$2,436,743		$1,322,435	$(329,798)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE E-Mini	155	06/21/19	$14,857	$313,379
MSCI Emerging Markets E-Mini	109	06/21/19	5,887	66,215
S&P 500 E-Mini	184	06/21/19	27,126	1,031,019

				$1,410,613

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$10,542,562,710	$—	$2,073	$10,542,564,783
Investment Companies	110,771,740	—	—	110,771,740
Preferred Stocks	60,120,783	40,033	41,691	60,202,507
Money Market Funds	218,440,585	—	—	218,440,585

	$10,931,895,818	$40,033	$43,764	$10,931,979,615

Derivative financial instruments(a)
Assets
Futures Contracts	$1,410,613	$—	$—	$1,410,613

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares
SDR	Swedish Depositary Receipt

14